Business Developments	6 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Acquisition of Link Administration Holdings Limited

On May 16, 2024, Mitsubishi UFJ Trust and Banking acquired 100% of the shares of Link Administration Holdings Limited for ¥113,523 million in cash. The new name of the company is MUFG Pension & Market Services Holdings Limited (“MPMS”).

The global pension and stock administration services will be provided under the new brand name “MUFG Pension & Market Services” driving MUFG to further accelerate its global business expansion via access to Australian funds and global corporate clients, facilitating the Global Investor Services Business to offer a broad range of solutions, allowing it to strengthen its global reach, develop growth opportunities, and expand its business scale.

The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information in relation to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition. During the six months ended September 30, 2024, the MUFG Group incurred ¥3,856 million of acquisition-related costs. These expenses are included in Other non-interest expenses in the accompanying condensed consolidated statements of income for the six months ended September 30, 2024. The total assets and liabilities of the acquired business were ¥152,035 million, including cash and bank deposits of ¥21,586 million and intangible assets of ¥69,021 million which consist of software and customer relationships, and ¥189,312 million, including long-term borrowings of ¥118,440 million, respectively. The goodwill resulting from the acquisition was ¥151,774 million, which was not deductible for income tax purposes, and was allocated to the Asset Management & Investor Services Business Group Segment. The intangible assets resulting from the acquisition were ¥46,878 million with a weighted average amortization period of 17.8 years. This amount is entirely related to customer relationships. The revenue and net loss of MPMS since the acquisition date were ¥13,354 million and ¥114 million, respectively, for the six months ended September 30, 2024.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2023:

	Six months ended September 30,
	2023	2024
	(in millions)
Statements of income data
Total revenue	¥74,696	¥58,886
Net income attributable to Mitsubishi UFJ Financial Group	¥19,964	¥4,678

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥1,158 million and ¥1,271 million for the six months ended September 30, 2023 and 2024, respectively.